Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventories
Inventories

NOTE 7 — Inventories

The following table summarizes the Company’s inventories, net for the nine months ended September 30, 2024 and for the year ended December 31, 2023:

	September 30, 2024	December 31, 2023
Raw materials and parts	$930,651	$182,455
Work-in-progress	$—	$—
Finished goods	$89,449	$67,389
Total inventories	$1,020,100	$249,844

NOTE 9 — Inventories

Inventory is valued at the lower of cost or net realizable value. Costs include materials and direct labor, and is computed on a first-in-first-out basis. The Company evaluates the carrying value of its inventories taking into consideration of anticipated future sales compared to quantities on hand and the prices the Company expects to obtain for products in its various markets. The Company adjusts excess and obsolete inventories to net realizable value and write-downs of excess and obsolete inventories are recorded as a component of cost of revenues. As of December 31, 2023, there was no revenue recognized and the associated cost of revenues was also equal to zero based on the matching principle under the U.S.GAAP.

The following table summarizes the Company’s inventories, net:

	December 31,	December 31,
	2023	2022
Raw materials and parts	$182,455	$—
Work-in-progress	$—	$—
Finished goods	$67,389	$—
Total inventories	$249,844	$—